Bank loans: Credit lines (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Bank loans:
Credit line used				$ 7,054,546			$ 10,074,832
Principle amortization				(152,047)			2,851,120
Commissions and interest - Net	$ 10,453	$ (5,599)
Short Term				238,235			175,515
Long-Term				6,488,569			6,957,678
Long- term				6,674,717			7,042,598
Fair value				6,712,834			7,392,772
Mexico
Bank loans:
Credit line used				4,000,000		$ 145,000	6,851,120
Principle amortization							2,851,120
Commissions and interest - Net	(7,532)	(12,331)
Short Term				23,998			2,731
Long- term				3,968,470			3,984,938
Fair value				4,090,050			4,267,466
Colombia (Airplan)
Bank loans:
Credit line used			$ 402,597,463	3,054,546	$ 428,997,468		3,223,712
Principle amortization				(152,047)
Commissions and interest - Net	17,985	6,732
Short Term				214,237			172,784
Long- term				2,706,247			3,057,660
Fair value				2,622,784			3,125,306
Santandar
Bank loans:
Credit line used				2,000,000			2,000,000
Commissions and interest - Net	(7,933)	(10,733)
Long- term				1,992,067			1,989,267
Fair value				2,044,664			2,132,256
BBVA Bancomer, S. A.
Bank loans:
Credit line used				2,000,000			2,000,000
Commissions and interest - Net	401	(1,598)
Short Term				23,998			2,731
Long- term				1,976,403			1,995,671
Fair value				2,045,386			2,135,210
BBVA Bancomer SA One
Bank loans:
Credit line used						72,500	1,425,560
Principle amortization							1,425,560
Bank of America Merrill Lynch
Bank loans:
Credit line used						$ 72,500	1,425,560
Principle amortization							1,425,560
Bancolombia
Bank loans:
Credit line used			137,250,000	1,041,415	146,250,000		1,099,078
Principle amortization				(51,834)
Commissions and interest - Net	6,474	2,656
Short Term				73,067			58,958
Long- term				922,987			1,042,776
Fair value				894,131			1,065,445
CorpBanca Columbia
Bank loans:
Credit line used			93,330,000	708,472	99,450,000		747,684
Principle amortization				(35,247)
Commissions and interest - Net	5,503	2,947
Short Term				49,657			40,030
Long- term				629,071			710,601
Fair value				608,009			724,502
Banco Davivienda
Bank loans:
Credit line used			82,349,995	624,983	87,750,000		659,584
Principle amortization				(31,101)
Commissions and interest - Net	4,332	2,064
Short Term				43,799			35,317
Long- term				554,416			626,331
Fair value				536,479			639,267
Banco de Bogota
Bank loans:
Credit line used			33,854,211	256,744	36,074,210		270,972
Principle amortization				(12,786)
Commissions and interest - Net	1,106	144
Short Term				18,014			14,528
Long- term				227,049			256,588
Fair value				220,552			262,810
Banco de Occidente
Bank loans:
Credit line used			33,854,228	256,742	36,074,228		270,970
Principle amortization				(12,786)
Commissions and interest - Net	1,098	135
Short Term				18,014			14,527
Long- term				227,040			256,578
Fair value				220,552			262,810
Banco Popular
Bank loans:
Credit line used			7,319,029	55,309	7,799,030		58,389
Principle amortization				(2,765)
Commissions and interest - Net	(348)	(580)
Short Term				4,023			3,275
Long- term				48,174			54,534
Fair value				47,687			56,824
Banco AV Villas
Bank loans:
Credit line used			7,320,000	55,566	7,800,000		58,642
Principle amortization				(2,764)
Commissions and interest - Net	432	233
Short Term				3,895			3,141
Long- term				49,339			55,734
Fair value				47,687			56,824
Servicios Financieros
Bank loans:
Credit line used			$ 7,320,000	55,315	$ 7,800,000		58,393
Principle amortization				(2,764)
Commissions and interest - Net	$ (612)	$ (867)
Short Term				3,768			3,008
Long- term				48,171			54,518
Fair value				$ 47,687			$ 56,824